Investment Strategy	Apr. 01, 2026
Retail | Thornburg American Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) using the value criteria described below. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg, offer prospects for meeting the Fund’s investment goals. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity investments that are tied economically to the United States.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe a company’s intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners or emerging franchises, when the portfolio managers believe these issues are priced below Thornburg’s assessment of intrinsic value. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks subject to unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but expects to invest primarily in large capitalization publicly traded companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions may be based on a variety of factors, including, without limitation, economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

The Fund’s policy of investing, under normal conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity investments that are tied economically to the United States may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. The Fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase, Thornburg believes the issuer: (i) is organized under the laws of the United States or under the laws of a state within the United States or maintains a principal place of business in the United States; (ii) is traded principally in the United States; (iii) has or will derive at least 50% of its profits, revenues, sales, or income from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States, even if it also has significant economic exposures to countries other than the United States; or (iv) is a component of any unaffiliated index intended to represent all or a segment of the United States equity markets. The application of these factors is inevitably complex and subjective. Companies may be determined to be tied economically to the United States even if it may be economically tied to a number of other countries.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity investments that are tied economically to the United States.
Retail | Thornburg Focus Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies. The Fund currently considers a company to be a growth company if it meets any of the following criteria:

■	It is a constituent of the Russell 2500 Growth Index or any other unaffiliated index intended to represent a range of growth oriented companies or investments; or

■	It has, over the last five years, grown its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the Russell 2500 Growth Index; or

■	It is projected by consensus estimates as compiled by FactSet Research Systems (“FactSet”), over the next two years, to grow its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the Russell 2500 Growth Index. FactSet has no affiliation with the Fund or its investment advisor.

The Fund expects to invest primarily in domestic equity securities (primarily common stocks). However, the Fund may own a variety of securities, including foreign equity securities. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The Fund seeks to invest in a diversified portfolio of companies the Fund categorizes as growth industry leader, consistent grower or emerging growth, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	earnings growth potential

■	durable business model

■	industry growth potential

■	innovation driving the potential to disrupt entrenched competitors

■	intrinsic value appreciation potential

■	potential size of addressable market

■	management strength

■	leverage

■	return on invested capital

■	valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

The Fund categorizes its equity investments in the following three categories:

Growth Industry Leader: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions may be based on a variety of factors, including, without limitation, domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers. In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. The Fund does not have a strategy to invest in any particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. Additionally, the Fund may change its definition of what constitutes a “growth company” at any time without advance notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies.
Retirement | Thornburg American Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) using the value criteria described below. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg, offer prospects for meeting the Fund’s investment goals. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity investments that are tied economically to the United States.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe a company’s intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners or emerging franchises, when the portfolio managers believe these issues are priced below Thornburg’s assessment of intrinsic value. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks subject to unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but expects to invest primarily in large capitalization publicly traded companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions may be based on a variety of factors, including, without limitation, economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

The Fund’s policy of investing, under normal conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity investments that are tied economically to the United States may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. The Fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase, Thornburg believes the issuer: (i) is organized under the laws of the United States or under the laws of a state within the United States or maintains a principal place of business in the United States; (ii) is traded principally in the United States; (iii) has or will derive at least 50% of its profits, revenues, sales, or income from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States, even if it also has significant economic exposures to countries other than the United States; or (iv) is a component of any unaffiliated index intended to represent all or a segment of the United States equity markets. The application of these factors is inevitably complex and subjective. Companies may be determined to be tied economically to the United States even if it may be economically tied to a number of other countries.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity investments that are tied economically to the United States.
Retirement | Thornburg Focus Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies. The Fund currently considers a company to be a growth company if it meets any of the following criteria:

■	It is a constituent of the Russell 2500 Growth Index or any other unaffiliated index intended to represent a range of growth oriented companies or investments; or

■	It has, over the last five years, grown its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the Russell 2500 Growth Index; or

■	It is projected by consensus estimates as compiled by FactSet Research Systems (“FactSet”), over the next two years, to grow its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the Russell 2500 Growth Index. FactSet has no affiliation with the Fund or its investment advisor.

The Fund expects to invest primarily in domestic equity securities (primarily common stocks). However, the Fund may own a variety of securities, including foreign equity securities. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The Fund seeks to invest in a diversified portfolio of companies the Fund categorizes as growth industry leader, consistent grower or emerging growth, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	earnings growth potential

■	durable business model

■	industry growth potential

■	innovation driving the potential to disrupt entrenched competitors

■	intrinsic value appreciation potential

■	potential size of addressable market

■	management strength

■	leverage

■	return on invested capital

■	valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

The Fund categorizes its equity investments in the following three categories:

Growth Industry Leader: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions may be based on a variety of factors, including, without limitation, domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers. In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. The Fund does not have a strategy to invest in any particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. Additionally, the Fund may change its definition of what constitutes a “growth company” at any time without advance notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies.